Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000231762
Shareholder Report [Line Items]
Fund Name	Global X Blockchain & Bitcoin Strategy ETF
Class Name	Global X Blockchain & Bitcoin Strategy ETF
Trading Symbol	BITS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bits/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$28	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 28,981,570
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 100,695
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,981,570	3	$100,695	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Exchange-Traded Funds	81.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Blockchain ETFFootnote Reference**	55.0%
Global X 1-3 Month T-Bill ETFFootnote Reference**	26.6%
Futures Contract - CME Bitcoin	-0.1%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bits/
C000245376
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Trend Strategy ETF
Class Name	Global X Bitcoin Trend Strategy ETF
Trading Symbol	BTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/btrn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$46	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 1,939,305
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 16,172
InvestmentCompanyPortfolioTurnover	12.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,939,305	3	$16,172	12.82%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-1.2%
Exchange-Traded Fund	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	67.6%
Futures Contract - CME Micro Bitcoin	-0.2%
Futures Contract - CME Bitcoin	-1.0%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/btrn/
C000259532
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Covered Call ETF
Class Name	Global X Bitcoin Covered Call ETF
Trading Symbol	BCCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Bitcoin Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bccc
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Covered Call ETF	$33	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 9,769,008
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 40,111
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,769,008	7	$40,111	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-2.1%
Exchange-Traded Product	12.1%
Purchased Options	18.1%
U.S. Treasury Obligation	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.61%, 06/02/2026	28.6%
Purchased Option - iShares Bitcoin Trust ETF, $35, 06/18/2026	17.4%
VanEck Bitcoin ETF	12.1%
Purchased Option - iShares Bitcoin Trust ETF, $35, 07/31/2026	0.7%
Written Option - iShares Bitcoin Trust ETF, $35, 07/31/2026	-0.1%
Written Option - iShares Bitcoin Trust ETF, $35, 06/18/2026	-0.8%
Written Option - iShares Bitcoin Trust ETF, $43, 05/08/2026	-1.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bccc
C000171851
Shareholder Report [Line Items]
Fund Name	Global X Ethereum Covered Call ETF
Class Name	Global X Ethereum Covered Call ETF
Trading Symbol	EHCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Ethereum Covered Call ETF (the "Fund") for the period from April 1, 2026 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/EHCC
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Ethereum Covered Call ETF	$6	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 773,263
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 344
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$773,263	2	$344	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	21.1%
U.S. Treasury Obligation	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.61%, 06/02/2026	29.6%
Purchased Option - iShares Ethereum Trust ETF, $10, 05/01/2026	21.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/EHCC

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.